UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number              811-07458

                             Tweedy, Browne Fund Inc.

(Exact name of registrant as specified in charter)

One Station Place, 5th Floor

                                   Stamford, CT 06902

(Address of principal executive offices) (Zip code)

Elise M. Dolan

Tweedy, Browne Company LLC

One Station Place, 5th Floor

                                         Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-0600

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

TWEEDY, BROWNE FUND INC.

SEMI-ANNUAL REPORT

Tweedy, Browne Global Value Fund (TBGVX)

Tweedy, Browne Global Value Fund II – Currency Unhedged (TBCUX)

Tweedy, Browne Value Fund (TWEBX)

Tweedy, Browne Worldwide High Dividend Yield Value Fund (TBHDX)

September 30, 2017

TWEEDY, BROWNE FUND INC.

TWEEDY, BROWNE FUND INC.

Tweedy, Browne Global Value Fund

Tweedy, Browne Global Value Fund II – Currency Unhedged

Tweedy, Browne Value Fund

Tweedy, Browne Worldwide High Dividend Yield Value Fund

SEMI-ANNUAL REPORT

September 30, 2017

TWEEDY, BROWNE FUND INC.

Expense Information (Unaudited)

A shareholder of the Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund or Worldwide High Dividend Yield Value Fund (collectively, the “Funds”) incurs two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The Example below is intended to help a shareholder understand the ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of April 1, 2017 to September 30, 2017.

Actual Expenses. The first part of the table presented below, under the heading “Actual Expenses,” provides information about actual account values and actual expenses. The information in this line may be used with the amount a shareholder invested to estimate the expenses that were paid by the shareholder over the period. Simply divide the shareholder’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Hypothetical Example for Comparison Purposes. The second part of the table presented below, under the heading “Hypothetical Expenses,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by the shareholder of the Funds for the period. This information may be used to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight a shareholder’s ongoing costs only and do not reflect redemption fees. Redemptions from the Global Value Fund, the Global Value Fund II – Currency Unhedged and the Worldwide High Dividend Yield Value Fund, including exchange redemptions, made less than 15 days after purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by the Funds. There are no other transactional expenses associated with the purchase and sale of shares charged by any of the Funds, such as commissions, sales loads and/or redemption fees on shares held longer than 14 days. Other mutual funds may have such transactional charges. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help a shareholder determine the relative total costs of owning different funds. In addition, if redemption fees were included, a shareholder’s costs (if the shareholder redeemed during the applicable redemption period) would have been higher.

	Actual Expenses			Hypothetical Expenses (5% Return before Expenses)
	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period* 4/1/17 – 9/30/17	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period* 4/1/17 – 9/30/17	Annualized Expense Ratio
Global Value Fund	$1,000.00	$1,050.90	$7.04	$1,000.00	$1,018.20	$6.93	1.37%
Global Value Fund II – Currency Unhedged	$1,000.00	$1,085.10	$7.21	$1,000.00	$1,018.15	$6.98	1.38%
Value Fund	$1,000.00	$1,065.70	$7.09	$1,000.00	$1,018.20	$6.93	1.37%
Worldwide High Dividend Yield Value Fund	$1,000.00	$1,095.90	$7.25	$1,000.00	$1,018.15	$6.98	1.38%

*

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (183), divided by 365 (to reflect the one-half year period).

Tweedy, Browne Global Value Fund

Portfolio of Investments

September 30, 2017 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—85.1%

	Canada—1.3%
90,300	E-L Financial Corp., Ltd.	$61,083,277
1,500,000	National Bank of Canada	72,022,548

		133,105,825

	Chile—1.9%
15,195,200	Antofagasta plc	193,469,441

	China—1.9%
783,858	Baidu Inc., Sponsored ADR(a)	194,153,788

	Czech Republic—0.0%(b)
2,800	Philip Morris CR a.s.	2,109,007

	France—13.1%
760,360	Cie Generale des Etablissements Michelin	111,013,926
7,135,610	CNP Assurances	167,280,402
4,304,900	Safran SA	439,915,302
5,998,250	SCOR SE	251,558,045
712,949	Teleperformance SA	106,451,812
4,782,031	Total SA	256,915,164

		1,333,134,651

	Germany—7.1%
3,792,735	Axel Springer SE	243,782,808
1,936,000	Henkel AG & Company, KGaA	235,625,857
652,000	Krones AG	90,606,942
42,354	KSB AG	23,175,331
228,337	Linde AG	47,630,945
380,000	Muenchener Rueckversicherungs AG	81,266,846

		722,088,729

	Hong Kong—0.9%
26,265,000	Emperor Entertainment Hotel Ltd.	6,422,747
5,678,136	Great Eagle Holdings Ltd.	29,878,422
8,998,500	Hang Lung Group Ltd.	32,315,660
434,500	Jardine Strategic Holdings Ltd.	18,770,400
59,000	Miramar Hotel & Investment	129,924
11,264,000	Oriental Watch Holdings	2,422,769
2,561,000	Tai Cheung Holdings Ltd.	2,649,299

		92,589,221

	Italy—0.6%
144,268	Buzzi Unicem SpA	3,895,448
4,795,392	SOL SpA(c)	58,675,353

		62,570,801

	Japan—1.5%
2,126,200	Ebara Corporation	70,549,078
1,368,700	Honda Motor Company Ltd.	40,514,444
36,000	Konishi Company Ltd.	636,752
1,443,500	NGK Spark Plug Company Ltd.	30,712,766
164,400	Nippon Kanzai Company Ltd.	2,922,439
19,600	Nitto Kogyo Corporation	346,328
	Miscellaneous Securities(d)	1,533,218

		147,215,025

Shares		Value (Note 2)

	Mexico—0.4%
520,112	Coca-Cola Femsa SA de CV, Sponsored ADR(e)	$40,116,239

	Netherlands—7.4%
1,550,799	Akzo Nobel NV	143,221,755
3,160,000	Heineken Holding NV	296,992,481
7,534,860	Royal Dutch Shell plc, Class A	227,770,334
1,378,910	Unilever NV, CVA	81,572,630

		749,557,200

	Norway—0.4%
900,000	Schibsted ASA	23,200,131
900,000	Schibsted ASA, Class B	21,255,480

		44,455,611

	Singapore—3.7%
12,787,454	DBS Group Holdings Ltd.	196,056,403
10,089,655	United Overseas Bank Ltd.	174,606,497

		370,662,900

	South Korea—4.1%
150,900	Daegu Department Store Company Ltd.	1,653,464
210,000	Hyundai Mobis Company Ltd.	44,004,016
1,482,135	Hyundai Motor Company	194,753,846
3,919,300	Kia Motors Corporation	108,303,877
815,800	LG Corporation	57,409,071
35,436	S&T Holdings Company Ltd.	484,196
132,553	Samchully Company Ltd.	11,688,875
	Miscellaneous Securities(d)	1,052,664

		419,350,009

	Spain—0.7%
6,063,526	Mediaset España Comunicacion SA	68,478,820

	Sweden—0.0%(b)
63,360	Cloetta AB, B Shares	217,349

	Switzerland—13.2%
388,000	CIE Financiere Richemont AG	35,487,805
218,165	Coltene Holding AG(c)	21,160,382
53,000	Daetwyler Holding AG, Bearer	8,391,484
3,582,515	Nestle SA, Registered	300,270,738
80	Neue Zuercher Zeitung(a)	467,135
3,275,000	Novartis AG, Registered	280,588,570
68,640	Phoenix Mecano AG(c)	39,441,753
1,084,000	Roche Holding AG	276,937,578
218,655	Siegfried Holding AG(c)	72,030,055
432,618	Tamedia AG	62,549,874
807,415	Zurich Insurance Group AG	246,496,890

		1,343,822,264

	Taiwan—0.0%(b)
665,100	Lumax International Corp., Ltd.	1,274,314
365,000	Thinking Electronic Industrial Company Ltd.	1,059,227

		2,333,541

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

September 30, 2017 (Unaudited)

Shares		Value (Note 2)

	Thailand—0.8%
14,267,700	Bangkok Bank Public Company Ltd., NVDR	$79,787,888

	United Kingdom—15.6%
12,880,300	BAE Systems plc	109,128,724
350,000	British American Tobacco plc	21,938,687
5,424,025	Daily Mail & General Trust plc, Class A	47,192,329
7,854,302	Diageo plc	258,490,680
44,753,887	G4S plc	167,102,794
12,375,843	GlaxoSmithKline plc	247,151,570
22,104,832	HSBC Holdings plc	218,601,619
1,111,325	Imperial Brands plc	47,473,788
6,989,563	Lookers plc	11,253,070
500,000	Provident Financial plc	5,571,208
486,757	Shire plc	24,737,848
6,803	Shire plc, ADR	1,041,811
25,976,349	Standard Chartered plc(a)	258,456,570
600,000	TT Electronics plc	1,835,379
2,725,044	Unilever plc	157,905,213
	Miscellaneous Securities(d)	10,276,232

		1,588,157,522

	United States—10.5%
594,254	AGCO Corp	43,838,118
76,000	Alphabet Inc., Class A(a)	74,002,720
76,208	Alphabet Inc., Class C(a)	73,091,855
75,700	American National Insurance Company	8,938,656
396,719	Avnet, Inc.	15,591,057
1,315,780	Bank of New York Mellon Corporation/The	69,762,656
1,055,212	Baxter International, Inc.	66,214,553
436	Berkshire Hathaway Inc., Class A(a)	119,786,640
301	Berkshire Hathaway Inc., Class B(a)	55,179
5,214,000	Cisco Systems, Inc.	175,346,820
587,000	ConocoPhillips	29,379,350
1,258,435	Devon Energy Corporation	46,197,149
1,852,170	Halliburton Company	85,255,385
115,635	International Business Machines Corp	16,776,326
865,835	Johnson & Johnson	112,567,208
33,225	NOW Inc.(a)	458,837
882,900	Philip Morris International, Inc.	98,010,729
293,500	Phillips 66	26,887,535

		1,062,160,773

	TOTAL COMMON STOCKS (Cost $5,492,924,646)	8,649,536,604

Shares		Value (Note 2)

	PREFERRED STOCKS—0.6%

	Chile—0.4%
10,000,000	Embotelladora Andina SA	$41,853,770

	Croatia—0.1%
166,388	Adris Grupa d.d.	11,393,561

	Germany—0.1%
175,000	Villeroy & Boch AG	3,683,590

	TOTAL PREFERRED STOCKS (Cost $35,002,523)	56,930,921

	REGISTERED INVESTMENT COMPANY—9.6%
976,600,633	Dreyfus Treasury Securities Cash Management – Institutional Shares (Cost $976,600,633)	976,600,633

Face Value

	U.S. TREASURY BILLS—7.1%
$300,000,000	1.136%(f) due 02/15/2018	298,776,000
300,000,000	1.106%(f) due 01/18/2018	299,091,000
125,000,000	0.968%(f) due 10/26/2017(e)	124,917,491

	TOTAL U.S. TREASURY BILLS (Cost $722,660,017)	722,784,491

INVESTMENTS IN SECURITIES (Cost $7,227,187,819)	102.4%	10,405,852,649
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(2.6)	(261,258,438)
OTHER ASSETS AND LIABILITIES (Net)	0.2	20,352,480

NET ASSETS	100.0%	$10,164,946,691

(a)	Non-income producing security.
(b)	Amount represents less than 0.1% of net assets.
(c)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 4.
(d)	Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. Aggregate “Miscellaneous Securities” holdings amount to $12,862,114 which represent 0.1% of the net assets of the Fund.
(e)	This security has been segregated to cover certain open forward contracts. At September 30, 2017, liquid assets totaling $165,033,730 have been segregated to cover such open forward contracts.
(f)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

September 30, 2017 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	10.0%
Banks	9.8
Insurance	9.2
Capital Goods	8.5
Energy	6.6
Beverage	5.9
Food	5.3
Automobiles & Components	5.2
Media	4.6
Materials	4.4
Commercial Services & Supplies	2.7
Household & Personal Products	2.3
Technology Hardware & Equipment	2.2
Software & Services	2.1
Tobacco	1.7
Internet Software & Services	1.4
Health Care Equipment & Services	0.9
Diversified Financials	0.7
Real Estate	0.6
Consumer Durables & Apparel	0.3
Retailing	0.3
Electronic Equipment & Instruments	0.2
Utilities	0.1
Consumer Services	0.1

Total Common Stocks	85.1
Preferred Stocks	0.6
Registered Investment Company	9.6
U.S. Treasury Bills	7.1
Unrealized Depreciation on Forward Contracts (Net)	(2.6)
Other Assets and Liabilities (Net)	0.2

Net Assets	100.0%

Portfolio Composition

September 30, 2017 (Unaudited)

Schedule of Forward Exchange Contracts

September 30, 2017 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 09/30/17 (Note 2)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
30,000,000	Great Britain Pound Sterling	NTC	10/16/17	$40,589,640	$40,272,511	$(317,129)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
35,000,000	Canadian Dollar	NTC	12/13/17	$(26,422,473)	$(27,999,014)	$(1,576,541)
27,000,000	Canadian Dollar	SSB	12/18/17	(20,597,794)	(21,600,017)	(1,002,223)
56,000,000	Canadian Dollar	NTC	8/23/18	(44,014,776)	(44,814,842)	(800,066)
15,000,000	Canadian Dollar	NTC	8/31/18	(12,032,729)	(12,003,988)	28,741
28,000,000	Canadian Dollar	NTC	9/25/18	(22,792,765)	(22,407,509)	385,256
15,000,000,000	Chilean Peso	SSB	12/7/17	(21,629,416)	(23,427,677)	(1,798,261)
7,000,000,000	Chilean Peso	SSB	3/2/18	(10,667,479)	(10,910,624)	(243,145)
564,000,000	Chinese Yuan	BNY	3/5/18	(79,954,636)	(84,006,911)	(4,052,275)
375,000,000	Chinese Yuan	JPM	3/26/18	(52,861,946)	(55,782,473)	(2,920,527)
150,000,000	Chinese Yuan	SSB	9/6/18	(22,358,027)	(22,097,881)	260,146
180,000,000	Chinese Yuan	SSB	10/9/18	(26,470,978)	(26,465,910)	5,068
90,000,000	European Union Euro	SSB	10/16/17	(102,243,600)	(106,497,239)	(4,253,639)
65,000,000	European Union Euro	SSB	10/26/17	(72,423,975)	(76,956,865)	(4,532,890)
150,000,000	European Union Euro	SSB	11/8/17	(168,486,000)	(177,714,998)	(9,228,998)
50,000,000	European Union Euro	SSB	11/13/17	(56,552,500)	(59,253,845)	(2,701,345)
100,000,000	European Union Euro	NTC	11/15/17	(112,267,500)	(118,520,104)	(6,252,604)
75,000,000	European Union Euro	NTC	11/20/17	(83,124,375)	(88,913,364)	(5,788,989)
40,000,000	European Union Euro	SSB	11/22/17	(43,701,200)	(47,425,430)	(3,724,230)
45,000,000	European Union Euro	BNY	12/28/17	(47,700,000)	(53,480,385)	(5,780,385)
150,000,000	European Union Euro	NTC	12/18/17	(161,081,250)	(178,136,761)	(17,055,511)
100,000,000	European Union Euro	NTC	1/12/18	(108,062,500)	(118,942,710)	(10,880,210)

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

September 30, 2017 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 09/30/17 (Note 2)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
100,000,000	European Union Euro	JPM	2/21/18	$(107,795,000)	$(119,221,910)	$(11,426,910)
150,000,000	European Union Euro	JPM	3/12/18	(160,822,500)	(179,032,485)	(18,209,985)
120,000,000	European Union Euro	NTC	3/15/18	(129,582,000)	(143,251,235)	(13,669,235)
125,000,000	European Union Euro	SSB	3/26/18	(136,912,750)	(149,316,548)	(12,403,798)
115,000,000	European Union Euro	BNY	4/30/18	(125,821,500)	(137,666,345)	(11,844,845)
100,000,000	European Union Euro	NTC	5/2/18	(111,601,000)	(119,724,618)	(8,123,618)
100,000,000	European Union Euro	BNY	5/7/18	(110,846,000)	(119,761,516)	(8,915,516)
65,000,000	European Union Euro	JPM	9/25/18	(79,523,600)	(78,526,733)	996,867
50,000,000	Great Britain Pound Sterling	NTC	10/16/17	(62,537,000)	(67,120,851)	(4,583,851)
55,000,000	Great Britain Pound Sterling	NTC	11/8/17	(67,863,125)	(73,884,368)	(6,021,243)
90,000,000	Great Britain Pound Sterling	SSB	11/21/17	(112,946,850)	(120,942,572)	(7,995,722)
60,000,000	Great Britain Pound Sterling	BNY	12/28/17	(74,784,000)	(80,731,970)	(5,947,970)
75,000,000	Great Britain Pound Sterling	JPM	2/21/18	(94,346,250)	(101,078,984)	(6,732,734)
75,000,000	Great Britain Pound Sterling	NTC	2/21/18	(94,380,000)	(101,078,984)	(6,698,984)
50,000,000	Great Britain Pound Sterling	NTC	3/12/18	(62,005,000)	(67,424,549)	(5,419,549)
60,000,000	Great Britain Pound Sterling	JPM	3/15/18	(74,172,000)	(80,916,769)	(6,744,769)
45,000,000	Great Britain Pound Sterling	SSB	3/28/18	(56,904,075)	(60,713,177)	(3,809,102)
20,000,000	Great Britain Pound Sterling	SSB	4/19/18	(25,281,400)	(26,999,682)	(1,718,282)
35,000,000	Great Britain Pound Sterling	NTC	4/30/18	(45,333,925)	(47,264,168)	(1,930,243)
85,000,000	Great Britain Pound Sterling	BNY	5/2/18	(110,287,500)	(114,790,912)	(4,503,412)
75,000,000	Great Britain Pound Sterling	BNY	5/24/18	(98,160,000)	(101,349,267)	(3,189,267)
75,000,000	Great Britain Pound Sterling	NTC	7/10/18	(98,446,875)	(101,484,483)	(3,037,608)
65,000,000	Great Britain Pound Sterling	SSB	8/13/18	(85,656,350)	(88,038,187)	(2,381,837)
3,000,000,000	Japanese Yen	SSB	12/7/18	(27,942,327)	(27,324,666)	617,661
450,000,000	Japanese Yen	JPM	2/14/19	(4,216,211)	(4,117,677)	98,534
3,500,000,000	Japanese Yen	JPM	3/5/19	(32,734,755)	(32,067,258)	667,497
3,000,000,000	Japanese Yen	BNY	3/20/19	(27,894,003)	(27,513,950)	380,053
420,000,000	Mexican Peso	NTC	11/22/17	(19,622,134)	(22,921,819)	(3,299,685)
250,000,000	Mexican Peso	BNY	3/15/18	(12,112,403)	(13,412,149)	(1,299,746)
310,000,000	Norwegian Krone	JPM	1/12/18	(36,601,925)	(39,043,334)	(2,441,409)
50,000,000	Singapore Dollar	JPM	12/7/17	(35,014,006)	(36,848,373)	(1,834,367)
50,000,000	Singapore Dollar	SSB	12/28/17	(34,569,612)	(36,857,935)	(2,288,323)
80,000,000	Singapore Dollar	JPM	5/2/18	(57,607,835)	(59,067,931)	(1,460,096)
75,000,000	Singapore Dollar	JPM	5/24/18	(54,081,338)	(55,392,518)	(1,311,180)
40,000,000	Singapore Dollar	SSB	6/4/18	(28,999,166)	(29,547,034)	(547,868)
80,000,000	Singapore Dollar	JPM	6/12/18	(58,088,876)	(59,100,407)	(1,011,531)
45,000,000	Singapore Dollar	BNY	7/18/18	(32,641,811)	(33,260,035)	(618,224)
33,000,000	Singapore Dollar	SSB	8/23/18	(24,234,057)	(24,402,479)	(168,422)
40,000,000	Singapore Dollar	SSB	9/25/18	(29,806,481)	(29,592,332)	214,149
34,000,000,000	South Korean Won	JPM	10/26/17	(30,316,540)	(29,695,750)	620,790
25,000,000,000	South Korean Won	SSB	12/28/17	(20,992,350)	(21,855,057)	(862,707)
55,400,000,000	South Korean Won	BNY	2/13/18	(48,914,003)	(48,473,041)	440,962
74,000,000,000	South Korean Won	JPM	2/14/18	(64,983,535)	(64,748,611)	234,924
115,000,000,000	South Korean Won	SSB	2/26/18	(101,205,668)	(100,645,737)	559,931
40,000,000	Swiss Franc	BNY	11/8/17	(41,788,550)	(41,450,334)	338,216
80,000,000	Swiss Franc	JPM	11/13/17	(84,334,809)	(82,926,864)	1,407,945
100,000,000	Swiss Franc	BNY	11/15/17	(104,799,832)	(103,671,683)	1,128,149
80,000,000	Swiss Franc	SSB	11/20/17	(82,826,024)	(82,963,566)	(137,542)
70,000,000	Swiss Franc	JPM	11/22/17	(71,501,532)	(72,602,301)	(1,100,769)
65,000,000	Swiss Franc	JPM	12/13/17	(65,957,706)	(67,523,441)	(1,565,735)
50,000,000	Swiss Franc	BNY	12/18/17	(50,289,921)	(51,962,340)	(1,672,419)
100,000,000	Swiss Franc	BNY	3/12/18	(101,224,820)	(104,553,673)	(3,328,853)
100,000,000	Swiss Franc	NTC	3/15/18	(101,332,523)	(104,575,795)	(3,243,272)
65,000,000	Swiss Franc	NTC	3/26/18	(66,810,566)	(68,027,045)	(1,216,479)
60,000,000	Swiss Franc	NTC	6/12/18	(63,667,233)	(63,143,734)	523,499
60,000,000	Swiss Franc	BNY	8/23/18	(63,157,895)	(63,469,929)	(312,034)
725,000,000	Thailand Baht	JPM	5/21/18	(20,796,282)	(21,801,340)	(1,005,058)
850,000,000	Thailand Baht	BNY	6/11/18	(24,766,900)	(25,566,334)	(799,434)
500,000,000	Thailand Baht	JPM	6/18/18	(14,639,145)	(15,040,224)	(401,079)
400,000,000	Thailand Baht	BNY	8/31/18	(12,019,231)	(12,042,377)	(23,146)

TOTAL				$(5,173,946,624)	$(5,434,887,933)	$(260,941,309)

Unrealized Depreciation on Forward Contracts (Net)						$(261,258,438)

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:
BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

September 30, 2017 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—86.3%

	Canada—0.6%
3,500	E-L Financial Corp., Ltd.	$2,367,569

	China—2.0%
29,386	Baidu Inc., Sponsored ADR(a)	7,278,618

	France—14.5%
194,310	CNP Assurances	4,555,217
167,400	Safran SA	17,106,512
382,960	SCOR SE	16,060,796
29,680	Teleperformance SA	4,431,579
218,433	Total SA	11,735,338

		53,889,442

	Germany—7.9%
177,000	Axel Springer SE	11,376,897
50,800	Henkel AG & Company, KGaA	6,182,745
26,726	Krones AG	3,714,051
13,543	Muenchener Rueckversicherungs AG	2,896,308
36,984	Siemens AG	5,211,724

		29,381,725

	Hong Kong—1.5%
4,870,000	Emperor Entertainment Hotel Ltd.	1,190,892
316,349	Great Eagle Holdings Ltd.	1,664,632
20,587	Jardine Strategic Holdings Ltd.	889,358
109,796	Miramar Hotel & Investment	241,783
4,448,000	Oriental Watch Holdings	956,718
655,000	Tai Cheung Holdings Ltd.	677,583

		5,620,966

	Italy—1.1%
113,408	Buzzi Unicem SpA	3,062,182
66,455	SOL SpA	813,129

		3,875,311

	Japan—1.7%
110,200	Ebara Corporation	3,656,527
27,700	Konishi Company Ltd.	489,945
83,600	NGK Spark Plug Company Ltd.	1,778,723
	Miscellaneous Securities(b)	532,708

		6,457,903

	Netherlands—6.7%
43,515	Akzo Nobel NV	4,018,764
29,000	Heineken Holding NV	2,725,564
29,400	Heineken NV	2,907,398
181,407	Royal Dutch Shell plc, Class A	5,483,729
161,712	Unilever NV, CVA	9,566,450

		24,701,905

	Singapore—5.0%
657,813	DBS Group Holdings Ltd.	10,085,546
488,670	United Overseas Bank Ltd.	8,456,677

		18,542,223

	South Korea—4.7%
10,245	Hyundai Mobis Company Ltd.	2,146,767

Shares		Value (Note 2)

	South Korea (continued)
56,125	Hyundai Motor Company	$7,374,874
164,700	Kia Motors Corporation	4,551,233
32,000	LG Corporation	2,251,888
13,800	Samchully Company Ltd.	1,216,921

		17,541,683

	Switzerland—15.3%
157,355	ABB Ltd.	3,893,222
17,047	Coltene Holding AG	1,653,432
142,100	Nestle SA, Registered	11,910,201
161,339	Novartis AG, Registered	13,822,864
5,015	Phoenix Mecano AG	2,881,707
56,300	Roche Holding AG	14,383,382
665	Tamedia AG	96,149
26,799	Zurich Insurance Group AG	8,181,505

		56,822,462

	Thailand—1.8%
1,220,100	Bangkok Bank Public Company Ltd., NVDR	6,823,048

	United Kingdom—13.8%
547,600	BAE Systems plc	4,639,557
238,503	Daily Mail & General Trust plc, Class A	2,075,122
344,873	Diageo plc	11,350,016
2,477,190	G4S plc	9,249,372
5,245	GlaxoSmithKline plc	104,745
821,432	HSBC Holdings plc	8,123,399
116,639	Imperial Brands plc	4,982,607
666,138	Lookers plc	1,072,470
5,082	Shire plc	258,276
831,653	Standard Chartered plc(a)	8,274,688
	Miscellaneous Securities(b)	1,060,976

		51,191,228

	United States—9.7%
53,840	AGCO Corp	3,971,777
89,387	Avnet, Inc.	3,512,909
212,500	Cisco Systems, Inc.	7,146,375
29,399	ConocoPhillips	1,471,420
70,900	Halliburton Company	3,263,527
78,600	Johnson & Johnson	10,218,786
36,100	MasterCard, Inc., Class A	5,097,320
14,700	Phillips 66	1,346,667

		36,028,781

	TOTAL COMMON STOCKS (Cost $240,090,657)	320,522,864

	PREFERRED STOCKS—1.1%

	Chile—1.0%
940,000	Embotelladora Andina SA	3,934,254

	Germany—0.1%
648	KSB AG	353,118

	TOTAL PREFERRED STOCKS (Cost $3,051,153)	4,287,372

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

September 30, 2017 (Unaudited)

Shares		Value (Note 2)

	REGISTERED INVESTMENT COMPANY—12.3%
45,640,140	Dreyfus Government Securities Cash Management – Institutional Shares (Cost $45,640,140)	$45,640,140

INVESTMENTS IN SECURITIES (Cost $288,781,950)	99.7%	370,450,376
OTHER ASSETS AND LIABILITIES (Net)	0.3	1,073,595

NET ASSETS	100.0%	$371,523,971

(a)	Non-income producing security.
(b)	Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. Aggregate “Miscellaneous Securities” holdings amount to $1,593,684 which represent 0.4% of the net assets of the Fund.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

Sector Diversification

September 30, 2017 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Capital Goods	12.2%
Banks	11.2
Pharmaceuticals, Biotechnology & Life Sciences	10.4
Insurance	9.2
Energy	6.3
Food	5.8
Beverage	4.6
Automobiles & Components	4.3
Commercial Services & Supplies	3.7
Media	3.6
Software & Services	3.3
Technology Hardware & Equipment	2.7
Materials	2.3
Household & Personal Products	1.7
Tobacco	1.3
Electronic Equipment & Instruments	0.9
Retailing	0.8
Real Estate	0.6
Utilities	0.6
Health Care Equipment & Services	0.4
Consumer Services	0.4

Total Common Stocks	86.3
Preferred Stocks	1.1
Registered Investment Company	12.3
Other Assets and Liabilities (Net)	0.3

Net Assets	100.0%

Portfolio Composition

September 30, 2017 (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

September 30, 2017 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—90.6%

	Chile—1.8%
846,500	Antofagasta plc	$10,777,869

	China—2.1%
49,610	Baidu Inc., Sponsored ADR(a)	12,287,901

	France—5.2%
360,300	CNP Assurances	8,446,528
411,111	Total SA	22,086,986

		30,533,514

	Germany—4.3%
164,718	Axel Springer SE	10,587,456
84,400	Henkel AG & Company, KGaA	10,272,119
22,070	Muenchener Rueckversicherungs AG	4,719,893

		25,579,468

	Japan—0.4%
87,000	Honda Motor Company Ltd.	2,575,259

	Netherlands—10.4%
297,000	Heineken Holding NV	27,913,534
765,749	Royal Dutch Shell plc, Class A	23,147,730
183,946	Unilever NV, ADR	10,860,172

		61,921,436

	Singapore—1.6%
550,917	United Overseas Bank Ltd.	9,533,893

	South Korea—3.9%
92,075	Hyundai Motor Company	12,098,736
260,000	Kia Motors Corporation	7,184,703
56,800	LG Corporation	3,997,101

		23,280,540

	Switzerland—12.5%
238,000	Nestle SA, Registered, Sponsored ADR	19,994,380
254,363	Novartis AG, Registered	21,792,779
79,800	Roche Holding AG	20,387,102
38,415	Zurich Insurance Group AG	11,727,771

		73,902,032

	United Kingdom—7.5%
143,583	Diageo plc, Sponsored ADR	18,971,622
78,645	Shire plc	3,996,877
1,099	Shire plc, ADR	168,301
952,235	Standard Chartered plc(a)	9,474,441
205,000	Unilever plc, Sponsored ADR	11,881,800

		44,493,041

	United States—40.9%
94,535	3M Company	19,842,897
6,150	Alphabet Inc., Class A(a)	5,988,378
6,166	Alphabet Inc., Class C(a)	5,913,872
11,155	AutoZone, Inc.(a)	6,638,452

Shares		Value (Note 2)

	United States (continued)
393,000	Bank of New York Mellon Corporation/The	$20,836,860
170,490	Baxter International, Inc.	10,698,248
80	Berkshire Hathaway Inc., Class A(a)	21,979,200
30,626	Berkshire Hathaway Inc., Class B(a)	5,614,358
527,475	Cisco Systems, Inc.	17,738,984
460,136	Comcast Corporation, Class A	17,706,033
161,695	ConocoPhillips	8,092,835
129,850	Emerson Electric Company	8,159,774
151,709	Halliburton Company	6,983,165
128,400	Johnson & Johnson	16,693,284
101,925	MasterCard, Inc., Class A	14,391,810
488,706	MRC Global, Inc.(a)	8,547,468
36,818	National Western Life Insurance Company, Class A	12,849,482
51,335	Philip Morris International, Inc.	5,698,698
57,532	Signet Jewelers Ltd.	3,828,755
437,085	Wells Fargo & Company	24,105,238

		242,307,791

	TOTAL COMMON STOCKS (Cost $270,169,892)	537,192,744

	REGISTERED INVESTMENT COMPANY—8.5%
50,235,075	Dreyfus Government Securities Cash Management – Institutional Shares (Cost $50,235,075)	50,235,075

Face Value

	U.S. TREASURY BILL—2.4%
$14,000,000	1.103%(b) due 12/07/17(c) (Cost $13,971,808)	13,974,718

INVESTMENTS IN SECURITIES (Cost $334,376,775)	101.5%	601,402,537
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(1.7)	(9,955,678)
OTHER ASSETS AND LIABILITIES (Net)	0.2	1,130,479

NET ASSETS	100.0%	$592,577,338

(a)	Non-income producing security.
(b)	Rate represents annualized yield at date of purchase.
(c)	This security has been segregated to cover certain open forward contracts. At September 30, 2017, liquid assets totaling $13,974,718 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	—	American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund

Sector Diversification

September 30, 2017 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Insurance	11.0%
Pharmaceuticals, Biotechnology & Life Sciences	10.6
Energy	10.2
Beverage	7.9
Banks	7.3
Food	7.2
Capital Goods	6.8
Software & Services	6.5
Media	4.8
Automobiles & Components	3.7
Diversified Financials	3.5
Technology Hardware & Equipment	3.0
Materials	1.8
Health Care Equipment & Services	1.8
Retailing	1.8
Household & Personal Products	1.7
Tobacco	1.0

Total Common Stocks	90.6
Registered Investment Company	8.5
U.S. Treasury Bill	2.4
Unrealized Depreciation on Forward Contracts (Net)	(1.7)
Other Assets and Liabilities (Net)	0.2

Net Assets	100.0%

Portfolio Composition

September 30, 2017 (Unaudited)

Schedule of Forward Exchange Contracts

September 30, 2017 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 09/30/17 (Note 2)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
1,500,000	Great Britain Pound Sterling	NTC	10/3/17	$2,009,550	$2,012,747	$3,197
5,000,000	Swiss Franc	NTC	10/3/17	5,159,959	5,168,835	8,876

TOTAL				$7,169,509	$7,181,582	$12,073

FORWARD EXCHANGE CONTRACTS TO SELL(a)
35,000,000	Chinese Yuan	BNY	3/5/18	$(4,961,724)	$(5,213,195)	$(251,471)
23,000,000	Chinese Yuan	JPM	3/26/18	(3,242,199)	(3,421,325)	(179,126)
20,000,000	Chinese Yuan	SSB	10/9/18	(2,941,220)	(2,940,657)	563
2,750,000	European Union Euro	SSB	11/22/17	(3,004,457)	(3,260,498)	(256,041)
7,000,000	European Union Euro	NTC	12/18/17	(7,517,125)	(8,313,049)	(795,924)
6,500,000	European Union Euro	BNY	12/28/17	(6,890,000)	(7,724,944)	(834,944)
5,000,000	European Union Euro	JPM	3/12/18	(5,360,750)	(5,967,749)	(606,999)
25,000,000	European Union Euro	NTC	3/15/18	(26,996,250)	(29,844,007)	(2,847,757)
14,000,000	European Union Euro	BNY	4/30/18	(15,317,400)	(16,759,381)	(1,441,981)
4,500,000	European Union Euro	JPM	7/10/18	(5,236,200)	(5,410,612)	(174,412)
1,500,000	Great Britain Pound Sterling	NTC	10/3/17	(1,960,800)	(2,012,747)	(51,947)
3,000,000	Great Britain Pound Sterling	SSB	12/18/17	(3,808,290)	(4,035,006)	(226,716)
2,700,000	Great Britain Pound Sterling	BNY	12/28/17	(3,365,280)	(3,632,939)	(267,659)
5,500,000	Great Britain Pound Sterling	JPM	2/21/18	(6,918,725)	(7,412,459)	(493,734)
4,500,000	Great Britain Pound Sterling	NTC	7/10/18	(5,906,813)	(6,089,069)	(182,256)
4,200,000	Great Britain Pound Sterling	BNY	8/23/18	(5,469,660)	(5,690,238)	(220,578)
1,500,000	Great Britain Pound Sterling	NTC	10/9/18	(2,031,435)	(2,034,955)	(3,520)
122,000,000	Japanese Yen	JPM	2/14/19	(1,143,062)	(1,116,348)	26,714
1,250,000	Singapore Dollar	JPM	11/8/17	(900,752)	(920,916)	(20,164)
9,000,000	Singapore Dollar	SSB	12/28/17	(6,222,530)	(6,634,428)	(411,898)
2,200,000	Singapore Dollar	BNY	8/23/18	(1,615,272)	(1,626,832)	(11,560)
7,500,000,000	South Korean Won	SSB	12/18/17	(6,393,153)	(6,555,256)	(162,103)
2,500,000,000	South Korean Won	SSB	12/28/17	(2,099,235)	(2,185,506)	(86,271)
4,500,000,000	South Korean Won	BNY	2/13/18	(3,973,159)	(3,937,341)	35,818
3,000,000,000	South Korean Won	JPM	2/14/18	(2,634,468)	(2,624,944)	9,524

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund

Schedule of Forward Exchange Contracts

September 30, 2017 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 09/30/17 (Note 2)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
5,000,000	Swiss Franc	NTC	10/3/17	$(5,278,716)	$(5,168,835)	$109,881
6,700,000	Swiss Franc	BNY	11/8/17	(6,999,582)	(6,942,931)	56,651
8,000,000	Swiss Franc	JPM	11/22/17	(8,171,604)	(8,297,406)	(125,802)
13,000,000	Swiss Franc	BNY	12/18/17	(13,075,380)	(13,510,209)	(434,829)
5,000,000	Swiss Franc	NTC	3/15/18	(5,066,626)	(5,228,790)	(162,164)
5,000,000	Swiss Franc	JPM	7/10/18	(5,344,050)	(5,272,516)	71,534
3,000,000	Swiss Franc	BNY	8/23/18	(3,157,895)	(3,173,497)	(15,602)
6,000,000	Swiss Franc	NTC	10/9/18	(6,355,663)	(6,368,641)	(12,978)

TOTAL				$(189,359,475)	$(199,327,226)	$(9,967,751)

Unrealized Depreciation on Forward Contracts (Net)						$(9,955,678)

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:
BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

September 30, 2017 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—85.7%

	France—16.0%
73,530	Cie Generale des Etablissements Michelin	$10,735,512
169,500	CNP Assurances	3,973,596
125,022	Elis SA	3,348,434
75,070	Safran SA	7,671,361
269,534	SCOR SE	11,303,871
250,000	Total SA	13,431,279

		50,464,053

	Germany—9.6%
245,600	Axel Springer SE	15,786,249
11,335	Muenchener Rueckversicherungs AG	2,424,104
85,500	Siemens AG	12,048,518

		30,258,871

	Netherlands—4.7%
493,000	Royal Dutch Shell plc, Class A	14,902,835

	Singapore—7.4%
739,900	DBS Group Holdings Ltd.	11,344,098
680,200	United Overseas Bank Ltd.	11,771,199

		23,115,297

	Switzerland—18.2%
217,900	Nestle SA, Registered	18,263,425
153,000	Novartis AG, Registered	13,108,413
47,000	Roche Holding AG	12,007,441
46,000	Zurich Insurance Group AG	14,043,406

		57,422,685

	Thailand—0.7%
386,200	Bangkok Bank Public Company Ltd., NVDR	2,159,709

Shares		Value (Note 2)

	United Kingdom—15.3%
310,855	BAE Systems plc	$2,633,728
475,800	Diageo plc	15,658,917
1,881,411	G4S plc	7,024,843
539,378	GlaxoSmithKline plc	10,771,640
1,212,400	HSBC Holdings plc	11,989,804

		48,078,932

	United States—13.8%
221,750	Cisco Systems, Inc.	7,457,452
79,640	ConocoPhillips	3,985,982
59,800	Johnson & Johnson	7,774,598
224,370	Verizon Communications, Inc.	11,104,071
178,605	Wells Fargo & Company	9,850,066
64,175	Williams-Sonoma Inc.	3,199,766

		43,371,935

	TOTAL COMMON STOCKS (Cost $192,174,996)	269,774,317

	REGISTERED INVESTMENT COMPANY—13.9%
43,726,508	Dreyfus Government Securities Cash Management – Institutional Shares (Cost $43,726,508)	43,726,508

INVESTMENTS IN SECURITIES (Cost $235,901,504)	99.6%	313,500,825
OTHER ASSETS AND LIABILITIES (Net)	0.4	1,382,146

NET ASSETS	100.0%	$314,882,971

Abbreviations:
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

September 30, 2017 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Banks	15.0%
Pharmaceuticals, Biotechnology & Life Sciences	13.9
Energy	10.3
Insurance	10.0
Capital Goods	7.1
Food	5.8
Media	5.0
Beverage	5.0
Telecommunication Services	3.5
Automobiles & Components	3.4
Commercial Services & Supplies	3.3
Technology Hardware & Equipment	2.4
Retailing	1.0

Total Common Stocks	85.7
Registered Investment Company	13.9
Other Assets and Liabilities (Net)	0.4

Net Assets	100.0%

Portfolio Composition

September 30, 2017 (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Assets and Liabilities

September 30, 2017 (Unaudited)

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund

ASSETS
Investments in securities, at cost(a)	$7,227,187,819	$288,781,950	$334,376,775	$235,901,504

Investments in securities of unaffiliated issuers, at value (Note 2)	$10,214,545,106	$370,450,376	$601,402,537	$313,500,825
Investments in securities of affiliated issuers, at value (Note 4)	191,307,543	—	—	—
Cash	2,271	—	—	—
Dividends and interest receivable	18,920,690	585,238	816,488	695,855
Receivable for investment securities sold	2,416,659	—	—	—
Recoverable foreign withholding taxes	18,637,544	819,291	949,942	931,344
Receivable for Fund shares sold	10,293,456	136,297	32,714	277,471
Unrealized appreciation of forward exchange contracts (Note 2)	8,908,388	—	322,758	—
Prepaid expense	220,173	8,071	12,776	6,730

Total Assets	$10,465,251,830	$371,999,273	$603,537,215	$315,412,225

LIABILITIES
Unrealized depreciation of forward exchange contracts (Note 2)	$270,166,826	$—	$10,278,436	$—
Payable for Fund shares redeemed	18,758,388	27,915	177,381	189,789
Investment advisory fee payable (Note 3)	6,472,240	236,762	376,431	199,578
Shareholder servicing and administration fees payable (Note 3)	314,508	11,692	18,167	10,878
Payable for investment securities purchased	22,774	—	—	—
Accrued foreign capital gains taxes	3,003,543	134,181	—	66,999
Accrued expenses and other payables	1,566,860	64,752	109,462	62,010

Total Liabilities	300,305,139	475,302	10,959,877	529,254

NET ASSETS	$10,164,946,691	$371,523,971	$592,577,338	$314,882,971

NET ASSETS consist of
Undistributed net investment income	$99,226,528	$3,564,720	$4,497,456	$2,715,260
Accumulated net realized gain (loss) on securities, forward exchange contracts and foreign currencies	70,928,923	(16,472,848)	5,410,792	9,353,902
Net unrealized appreciation of securities, forward exchange contracts, foreign currencies and net other assets	2,918,501,234	81,709,543	257,106,562	77,650,157
Paid-in capital	7,076,290,006	302,722,556	325,562,528	225,163,652

Total Net Assets	$10,164,946,691	$371,523,971	$592,577,338	$314,882,971

CAPITAL STOCK (common stock outstanding)	361,746,540	24,288,247	25,531,483	30,614,468

NET ASSET VALUE offering and redemption price per share(b)	$28.10	$ 15.30	$ 23.21	$10.29

(a)

Includes investments in securities of affiliated issuers for Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund of $67,602,808, $0, $0 and $0, respectively (Note 4).

(b)

Global Value Fund, Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund charge a redemption fee equal to 2% of the redemption proceeds on redemptions made less than 15 days after purchase. Application of the redemption fee would have the effect of reducing the redemption price per share.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Operations

For the Six Months Ended September 30, 2017 (Unaudited)

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund

INVESTMENT INCOME
Dividends(a)	$148,124,874	$5,365,346	$6,409,225	$5,569,608
Less foreign withholding taxes	(13,610,854)	(518,784)	(565,223)	(442,092)
Interest	5,908,025	192,640	274,498	145,507

Total Investment Income	140,422,045	5,039,202	6,118,500	5,273,023

EXPENSES
Investment advisory fee (Note 3)	62,353,267	2,292,545	3,602,469	1,883,418
Custodian fees (Note 3)	1,872,493	78,705	63,855	45,518
Transfer agent fees (Note 3)	1,807,336	40,995	133,505	45,917
Fund administration and accounting fees (Note 3)	1,034,493	39,533	61,219	32,970
Directors’ fees and expenses (Note 3)	353,007	12,395	20,469	10,516
Legal and audit fees	303,758	14,555	25,497	11,775
Shareholder servicing and administration fees (Note 3)	211,271	7,793	12,128	6,960
Other	455,244	53,399	42,450	38,152

Net Expenses	68,390,869	2,539,920	3,961,592	2,075,226

NET INVESTMENT INCOME	72,031,176	2,499,282	2,156,908	3,197,797

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Securities(a)	72,759,326	171,803	508,412	8,195,852
Forward exchange contracts	55,674,285	—	2,298,280	—
Foreign currencies and net other assets	1,380,693	4,905	30,920	(10,513)

Net realized gain on investments during the period	129,814,304	176,708	2,837,612	8,185,339

Net unrealized appreciation (depreciation) of:
Securities(b)(c)	638,955,654	26,933,873	43,340,306	15,879,574
Forward exchange contracts	(356,139,968)	—	(11,709,639)	—
Foreign currencies and net other assets	921,592	28,034	15,637	68,537

Net change in unrealized appreciation (depreciation) of investments	283,737,278	26,961,907	31,646,304	15,948,111

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	413,551,582	27,138,615	34,483,916	24,133,450

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$485,582,758	$29,637,897	$36,640,824	$27,331,247

(a)	Dividend income and net realized gain (loss) on securities from affiliated issuers for Global Value Fund were $2,360,615 and $5,940,019, respectively (Note 4).
(b)	Net of increase in accrued foreign capital gain taxes of $399,909, $30,584, $0 and $10,403, respectively.
(c)	Net unrealized appreciation from affiliated issuers for Global Value Fund was $27,637,412 (Note 4).

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Changes in Net Assets

	Global Value Fund		Global Value Fund II – Currency Unhedged
	Six Months Ended 9/30/2017 (Unaudited)	Year Ended 3/31/2017	Six Months Ended 9/30/2017 (Unaudited)	Year Ended 3/31/2017
INVESTMENT ACTIVITIES:
Net investment income	$72,031,176	$113,033,656	$2,499,282	$4,911,812

Net realized gain (loss) on securities, forward exchange contracts and currency transactions	129,814,304	249,121,111	176,708	3,990,002

Net change in unrealized appreciation (depreciation) of securities, forward exchange contracts, foreign currencies and net other assets	283,737,278	947,825,504	26,961,907	26,198,212

Net increase in net assets resulting from operations	485,582,758	1,309,980,271	29,637,897	35,100,026

DISTRIBUTIONS:
Dividends to shareholders from net investment income	—	(102,538,489)	—	(4,807,739)

Distributions to shareholders from net realized gain on investments	—	(175,579,605)	—	—

Total distributions	—	(278,118,094)	—	(4,807,739)

Net increase (decrease) in net assets from Fund share transactions (Note 5)	99,663,550	(170,789,525)	(11,732,209)	(18,403,266)

Redemption fees	29,942	118,743	151	1,905

Net increase in net assets	585,276,250	861,191,395	17,905,839	11,890,926

NET ASSETS
Beginning of period	9,579,670,441	8,718,479,046	353,618,132	341,727,206

End of period	$10,164,946,691	$9,579,670,441	$371,523,971	$353,618,132

Undistributed net investment income at end of period	$ 99,226,528	$27,195,352	$3,564,720	$1,065,438

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Changes in Net Assets

	Value Fund		Worldwide High Dividend Yield Value Fund
	Six Months Ended 9/30/2017 (Unaudited)	Year Ended 3/31/2017	Six Months Ended 9/30/2017 (Unaudited)	Year Ended 3/31/2017
INVESTMENT ACTIVITIES:
Net investment income	$2,156,908	$5,160,471	$3,197,797	$7,537,079

Net realized gain on securities, forward exchange contracts and currency transactions	2,837,612	25,231,931	8,185,339	10,954,775

Net change in unrealized appreciation (depreciation) of securities, forward exchange contracts, foreign currencies and net other assets	31,646,304	51,668,025	15,948,111	17,719,892

Net increase in net assets resulting from operations	36,640,824	82,060,427	27,331,247	36,211,746

DISTRIBUTIONS:
Dividends to shareholders from net investment income	—	(4,923,187)	(2,486,369)	(7,822,186)

Distributions to shareholders from net realized gain on investments	—	(18,915,402)	—	(4,773,837)

Total distributions	—	(23,838,589)	(2,486,369)	(12,596,023)

Net increase (decrease) in net assets from Fund share transactions (Note 5)	(20,795,346)	12,357,832	(6,069,299)	(62,133,540)

Redemption fees	—	—	206	3,674

Net increase (decrease) in net assets	15,845,478	70,579,670	18,775,785	(38,514,143)

NET ASSETS
Beginning of period	576,731,860	506,152,190	296,107,186	334,621,329

End of period	$592,577,338	$576,731,860	$314,882,971	$296,107,186

Undistributed net investment income at end of period	$4,497,456	$2,340,548	$2,715,260	$2,003,832

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Financial Highlights

Tweedy, Browne Global Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/17 (Unaudited)		Year Ended 3/31/17	Year Ended 3/31/16	Year Ended 3/31/15		Year Ended 3/31/14		Year Ended 3/31/13
Net asset value, beginning of period/year	$26.74		$23.89	$26.97	$26.98		$25.11		$23.79

Income from investment operations:
Net investment income	0.20		0.32	0.22	0.24		0.32		0.35
Net realized and unrealized gain (loss) on investments	1.16		3.32	(2.09)	0.74		2.73		3.61

Total from investment operations	1.36		3.64	(1.87)	0.98		3.05		3.96

Distributions:
Dividends from net investment income	—		(0.29)	(0.21)	(0.33)		(0.32)		(0.35)
Distributions from net realized gains	—		(0.50)	(1.00)	(0.66)		(0.86)		(2.29)

Total distributions	—		(0.79)	(1.21)	(0.99)		(1.18)		(2.64)

Redemption fees(a)	0.00		0.00	0.00	0.00		0.00		0.00

Net asset value, end of period/year	$28.10		$26.74	$23.89	$26.97		$26.98		$25.11

Total return(b)	5.09%		15.49%	(7.08)%	3.69	%(c)	12.25	%(c)	17.48%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$10,164,947		$9,579,670	$8,718,479	$9,603,856		$7,977,755		$5,925,629
Ratio of operating expenses to average net assets	1.37	%(d)	1.38%	1.37%	1.36%		1.37%		1.38%
Ratio of net investment income to average net assets	1.44	%(d)	1.25%	0.83%	0.94%		1.30%		1.45%
Portfolio turnover rate	0%		3%	1%	8%		4%		16%

(a)	Amount represents less than $0.01 per share.
(b)	Total return represents aggregate total return for the periods indicated.
(c)

The net asset value (NAV) disclosed in the March 31, 2014 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on March 31, 2014. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on March 31, 2014.

(d)	Annualized.

Tweedy, Browne Global Value Fund II – Currency Unhedged

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/17 (Unaudited)		Year Ended 3/31/17	Year Ended 3/31/16	Year Ended 3/31/15		Year Ended 3/31/14		Year Ended 3/31/13
Net asset value, beginning of period/year	$14.10		$12.88	$14.02	$14.90		$13.18		$11.69

Income from investment operations:
Net investment income	0.10		0.21	0.17	0.15		0.15		0.23
Net realized and unrealized gain (loss) on investments	1.10		1.21	(1.12)	(0.84)		1.72		1.49

Total from investment operations	1.20		1.42	(0.95)	(0.69)		1.87		1.72

Distributions:
Dividends from net investment income	—		(0.20)	(0.19)	(0.19)		(0.15)		(0.22)
Distributions from net realized gains	—		—	—	—		—		(0.01)

Total distributions	—		(0.20)	(0.19)	(0.19)		(0.15)		(0.23)

Redemption fees(a)	0.00		0.00	0.00	0.00		0.00		0.00

Net asset value, end of period/year	$15.30		$14.10	$12.88	$14.02		$14.90		$13.18

Total return(b)	8.51%		11.17%	(6.79)%	(4.72	)%(c)	14.27	%(c)	14.77%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$371,524		$353,618	$341,727	$447,103		$443,382		$282,375
Ratio of operating expenses to average net assets	1.38	%(d)	1.40%	1.38%	1.37%		1.37%		1.37%
Ratio of operating expenses to average net assets excluding recoupments and/or waivers of expenses	1.38	%(d)	1.40%	1.38%	1.36%		1.37%		1.39%
Ratio of net investment income to average net assets	1.36	%(d)	1.51%	1.12%	1.00%		1.23%		1.74%
Portfolio turnover rate	1%		4%	14%	9%		4%		28%

(a)	Amount represents less than $0.01 per share.
(b)	Total return represents aggregate total return for the periods indicated.
(c)

The net asset value (NAV) disclosed in the March 31, 2014 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on March 31, 2014. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on March 31, 2014.

(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Financial Highlights

Tweedy, Browne Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/17 (Unaudited)		Year Ended 3/31/17	Year Ended 3/31/16	Year Ended 3/31/15	Year Ended 3/31/14	Year Ended 3/31/13
Net asset value, beginning of period/year	$21.78		$19.51	$22.14	$23.21	$21.68	$19.35

Income from investment operations:
Net investment income	0.09		0.20	0.20	0.24	0.27	0.20
Net realized and unrealized gain (loss) on investments	1.34		2.99	(1.97)	0.47	2.81	3.05

Total from investment operations	1.43		3.19	(1.77)	0.71	3.08	3.25

Distributions:
Dividends from net investment income	—		(0.19)	(0.21)	(0.26)	(0.21)	(0.20)
Distributions from net realized gains	—		(0.73)	(0.65)	(1.52)	(1.34)	(0.72)

Total distributions	—		(0.92)	(0.86)	(1.78)	(1.55)	(0.92)

Net asset value, end of period/year	$23.21		$21.78	$19.51	$22.14	$23.21	$21.68

Total return(a)	6.57%		16.57%	(8.09)%	3.08%	14.38%	17.24%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$592,577		$576,732	$506,152	$619,158	$638,000	$600,335
Ratio of operating expenses to average net assets	1.37	%(b)	1.38%	1.37%	1.36%	1.37%	1.39%
Ratio of net investment income to average net assets	0.75	%(b)	0.97%	0.91%	0.98%	1.17%	1.04%
Portfolio turnover rate	0%		8%	7%	6%	7%	8%

(a)	Total return represents aggregate total return for the periods indicated.
(b)	Annualized.

Tweedy, Browne Worldwide High Dividend Yield Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/17 (Unaudited)		Year Ended 3/31/17	Year Ended 3/31/16	Year Ended 3/31/15	Year Ended 3/31/14	Year Ended 3/31/13
Net asset value, beginning of period/year	$9.47		$8.75	$10.84	$12.01	$10.67	$9.75

Income from investment operations:
Net investment income	0.11		0.23	0.21 (c)	0.25	0.23	0.19
Net realized and unrealized gain (loss) on investments	0.80		0.87	(1.15)	(0.50)	1.33	0.89

Total from investment operations	0.91		1.10	(0.94)	(0.25)	1.56	1.08

Distributions:
Dividends from net investment income	(0.09)		(0.23)	(0.26)	(0.25)	(0.20)	(0.16)
Distributions from net realized gains	—		(0.15)	(0.89)	(0.67)	(0.02)	—

Total distributions	(0.09)		(0.38)	(1.15)	(0.92)	(0.22)	(0.16)

Redemption fees(a)	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period/year	$10.29		$9.47	$8.75	$10.84	$12.01	$10.67

Total return(b)	9.59%		13.04%	(9.03)%	(2.23)%	14.81%	11.32%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$314,883		$296,107	$334,621	$568,540	$754,786	$666,851
Ratio of operating expenses to average net assets	1.38	%(d)	1.38%	1.37%	1.35%	1.36%	1.37%
Ratio of net investment income to average net assets	2.12	%(d)	2.43%	2.11%	1.96%	2.07%	1.88%
Portfolio turnover rate	1%		5%	5%	7%	10%	12%

(a)	Amount represents less than $0.01 per share.
(b)	Total return represents aggregate total return for the periods indicated.
(c)	Based on average shares outstanding.
(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

1. Organization

Tweedy, Browne Fund Inc. (the “Company”) is an open-end management investment company registered with the United States Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was organized as a Maryland corporation on January 28, 1993. Tweedy, Browne Global Value Fund (“Global Value Fund”), Tweedy, Browne Global Value Fund II – Currency Unhedged (“Global Value Fund II – Currency Unhedged”), Tweedy, Browne Value Fund (“Value Fund”), and Tweedy, Browne Worldwide High Dividend Yield Value Fund (“Worldwide High Dividend Yield Value Fund”) (each a “Fund” and together, the “Funds”) are each diversified series of the Company.

The Funds commenced operations as follows:

Fund	Commencement of Operations
Global Value Fund	06/15/93
Global Value Fund II – Currency Unhedged	10/26/09
Value Fund	12/08/93
Worldwide High Dividend Yield Value Fund	09/05/07

Global Value Fund and Global Value Fund II – Currency Unhedged seek long-term capital growth by investing primarily in foreign equity securities that Tweedy, Browne Company LLC (the “Investment Adviser”) believes are undervalued. Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign equity securities that the Investment Adviser believes are undervalued. Worldwide High Dividend Yield Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign equity securities that the Investment Adviser believes to have above-average dividend yields and valuations that are reasonable.

2. Significant Accounting Policies

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Portfolio Valuation. Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by the Investment Adviser under the direction of the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Company’s Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized utilizing values at the end of the period. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of September 30, 2017. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.

	Global Value Fund
	Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$8,649,536,604	$8,649,536,604	$—	$—
Preferred Stocks
Chile	41,853,770	—	41,853,770	—
All Other Countries	15,077,151	15,077,151	—	—
Registered Investment Company	976,600,633	976,600,633	—	—
U.S. Treasury Bills	722,784,491	—	722,784,491	—

Total Investments in Securities	10,405,852,649	9,641,214,388	764,638,261	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	8,908,388	—	8,908,388	—
Liability
Unrealized depreciation of forward exchange contracts	(270,166,826)	—	(270,166,826)	—

Total	$10,144,594,211	$9,641,214,388	$503,379,823	$—

	Global Value Fund II – Currency Unhedged
	Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$320,522,864	$320,522,864	$—	$—
Preferred Stocks
Chile	3,934,254	—	3,934,254	—
All Other Countries	353,118	353,118	—	—
Registered Investment Company	45,640,140	45,640,140	—	—

Total	$370,450,376	$366,516,122	$3,934,254	$—

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

	Value Fund
	Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$537,192,744	$537,192,744	$—	$—
Registered Investment Company	50,235,075	50,235,075	—	—
U.S. Treasury Bill	13,974,718	—	13,974,718	—

Total Investments in Securities	601,402,537	587,427,819	13,974,718	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	322,758	—	322,758	—
Liability
Unrealized depreciation of forward exchange contracts	(10,278,436)	—	(10,278,436)	—

Total	$591,446,859	$587,427,819	$4,019,040	$—

	Worldwide High Dividend Yield Value Fund
	Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities	$313,500,825	$313,500,825	$—	$—

Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts. Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss on the Fund’s Statement of Operations. When the contract is closed, each Fund records a realized gain or loss on the Statement of Operations equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. The difference between the value of open contracts at September 30, 2017 and the value of the contracts at the time they were opened is included on the Statement of Assets and Liabilities under unrealized appreciation/depreciation of forward exchange contracts.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Global Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the Global Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. In the case of certain foreign securities, dividend income

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

is recorded as soon after the ex-date as the Funds become aware of such dividend. Interest income and expenses are recorded on an accrual basis.

Foreign Taxes. The Funds may be subject to foreign taxes on dividend and interest income, gains on investments or currency purchase/repatriation, a portion of which may be recoverable. The Funds’ custodian applies for refunds on behalf of each Fund where available. The Funds will accrue such taxes and recoveries as applicable, based on their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, will be declared and paid annually for Global Value Fund, Global Value Fund II – Currency Unhedged, and Value Fund and semi-annually for Worldwide High Dividend Yield Value Fund. Distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually for each of the Funds. Additional distributions of net investment income and capital gains from the Funds may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Federal Income Taxes.    Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds are not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, the Funds’ conclusions may be subject to future review based on changes in accounting standards or tax laws and regulations or the interpretation thereof. In addition, utilization of any capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership changes. Each of the Funds’ tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Expenses. Expenses directly attributable to each Fund as a diversified series of the Company are charged to such Fund.

Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation method.

3. Investment Advisory Fee, Other Related Party Transactions and Administration Fee

The Company, on behalf of each Fund, has entered into separate investment advisory agreements with the Investment Adviser (each, an “Advisory Agreement”). Under each Advisory Agreement, the Company pays the Investment Adviser a fee at the annual rate of 1.25% of the value of each Fund’s average daily net assets. The fee is payable monthly, provided that each Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the six months ended September 30, 2017, the Investment Adviser earned $62,353,267, $2,292,545, $3,602,469 and $1,883,418 in fees from Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively.

The Company pays the Investment Adviser for certain shareholder servicing and administration services provided to the Funds at an annual amount of $475,000, which is allocated pro-rata based on the relative average net assets of the Funds.

No officer, director or employee of the Investment Adviser, the Funds’ administrator, The Bank of New York Mellon (“BNY Mellon”) or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Independent Director $125,000 annually, in quarterly increments of $31,250, plus out-of-pocket expenses for their services as directors. The Lead Independent Director receives an additional annual fee of $25,000. These fees are allocated pro-rata based on the relative average net assets of the Funds.

The Company, on behalf of the Funds, has entered into an administration agreement (the “Administration Agreement”) with BNY Mellon, a subsidiary of The Bank of New York Mellon Corporation. Under the Administration Agreement, the Company pays BNY Mellon an administration fee and a fund accounting fee computed daily and payable monthly at the following annual rates of the aggregate average daily net assets of the Funds, allocated according to each Fund’s net assets:

	Up to $1 Billion	Between $1 Billion and $5 Billion	Between $5 Billion and $10 Billion	Exceeding $10 Billion
Administration Fees	0.0300%	0.0180%	0.0100%	0.0090%
Accounting Fees	0.0075%	0.0060%	0.0050%	0.0040%

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

BNY Mellon, serves as the Funds’ custodian pursuant to a custody agreement. BNY Mellon Investment Servicing (US) Inc., a subsidiary of The Bank of New York Mellon Corporation, serves as the Funds’ transfer agent.

AMG Distributors, Inc., an affiliate of the Investment Adviser, serves as the distributor to the Funds. The Investment Adviser pays all distribution-related expenses. No distribution fees are paid by the Funds.

At September 30, 2017, one shareholder owned 11.9% of Global Value Fund II – Currency Unhedged’s outstanding shares; three shareholders owned 25.0% of Value Fund’s outstanding shares; and three shareholders owned 31.6% of Worldwide High Dividend Yield Value Fund’s outstanding shares. Investment activities of these shareholders could have an impact on each respective Fund.

4. Securities Transactions

The 1940 Act defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by Global Value Fund that may be deemed “affiliated companies,” as well as transactions that occurred in the securities of such issuers during the six months ended September 30, 2017:

Shares Held at 3/31/17	Name of Issuer	Value at 3/31/17	Purchase Cost	Sales Proceeds	Value at 9/30/17	Shares Held at 9/30/17	Dividend Income 4/1/17 to 9/30/17	Net Realized Gain 4/1/17 to 9/30/17	Change in net Unrealized Appreciation 4/1/17 to 9/30/17
218,165	Coltene Holding AG	$17,360,350	$—	$—	$21,160,382	218,165	$—	$—	$3,800,032
68,640	Phoenix Mecano AG	35,316,050	—	—	39,441,753	68,640	1,058,497	—	4,125,703
248,117	Siegfried Holding AG	65,378,749	—	3,622,708	72,030,055	218,655	496,855	5,940,019	10,274,014
4,795,392	SOL SpA	49,237,690	—	—	58,675,353	4,795,392	805,263	—	9,437,663
		$167,292,839	$—	$3,622,708	$191,307,543		$2,360,615	$5,940,019	$27,637,412

None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended September 30, 2017, are as follows:

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund
Purchases	$19,142,689	$2,587,592	$5,977,699	$3,449,651
Sales	$333,096,488	$7,927,286	$1,399,629	$25,249,885

5. Capital Stock

The Company is authorized to issue 2.0 billion shares of $0.0001 par value capital stock, of which 600,000,000, 600,000,000, 400,000,000 and 400,000,000 shares have been designated as shares of Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively. Redemptions from the Global Value Fund, Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund, including exchange redemptions, made less than 15 days after purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which is retained by each Fund.

Changes in shares outstanding for the six months ended September 30, 2017 were as follows:

	Global Value Fund
	Shares	Amount
Sold	32,161,338	$889,538,318
Reinvested	—	—
Redeemed	(28,602,648)	(789,874,768)
Net Increase	3,558,690	$99,663,550

	Global Value Fund II – Currency Unhedged
	Shares	Amount
Sold	1,404,493	$20,803,315
Reinvested	—	—
Redeemed	(2,203,716)	(32,535,524)
Net Decrease	(799,223)	$(11,732,209)

	Value Fund
	Shares	Amount
Sold	1,562,449	$35,498,436
Reinvested	—	—
Redeemed	(2,514,505)	(56,293,782)
Net Decrease	(952,056)	$(20,795,346)

	Worldwide HighDividend Yield Value Fund
	Shares	Amount
Sold	2,159,231	$21,761,648
Reinvested	242,024	2,403,300
Redeemed	(3,045,556)	(30,234,247)
Net Decrease	(644,301)	$(6,069,299)

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

Changes in shares outstanding for the fiscal year ended March 31, 2017 were as follows:

	Global Value Fund
	Shares	Amount
Sold	60,416,173	$1,516,843,063
Reinvested	9,794,620	244,278,440
Redeemed	(76,909,801)	(1,931,911,028)
Net Decrease	(6,699,008)	$(170,789,525)

	Global Value Fund II – Currency Unhedged
	Shares	Amount
Sold	4,620,257	$61,462,637
Reinvested	306,700	3,968,702
Redeemed	(6,367,640)	(83,834,605)
Net Decrease	(1,440,683)	$(18,403,266)

	Value Fund
	Shares	Amount
Sold	2,139,437	$45,501,290
Reinvested	1,092,389	22,743,538
Redeemed	(2,691,231)	(55,886,996)
Net Increase	540,595	$12,357,832

	Worldwide HighDividend Yield Value Fund
	Shares	Amount
Sold	1,113,972	$9,984,880
Reinvested	1,396,389	12,265,513
Redeemed	(9,475,818)	(84,383,933)
Net Decrease	(6,965,457)	$(62,133,540)

6. Income Tax Information

As of March 31, 2017, Global Value Fund II – Currency Unhedged had a short-term and a long-term capital loss carryforward of $9,025,729 and $7,425,233, respectively, which under current federal income tax rules may be available to reduce future net realized gains on investments in any future period to the extent permitted by the Code. Utilization of these capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership changes.

As of September 30, 2017, the aggregate cost of securities in each Fund’s portfolio for federal tax purposes was as follows:

Global Value Fund	$7,227,187,819
Global Value Fund II – Currency Unhedged	$288,781,950
Value Fund	$334,376,775
Worldwide High Dividend Yield Value Fund	$235,901,504

The aggregate gross unrealized appreciation/depreciation and net unrealized appreciation as computed on a federal income tax basis at September 30, 2017 for each Fund is as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Value Fund	$3,498,431,789	$(319,766,959)	$3,178,664,830
Global Value Fund II – Currency Unhedged	91,011,268	(9,342,842)	81,668,426
Value Fund	276,197,428	(9,171,666)	267,025,762
Worldwide High Dividend Yield Value Fund	79,189,133	(1,589,812)	77,599,321

7. Foreign Securities

Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to a Fund), war, seizure, political and social instability and diplomatic developments.

8. Derivative Instruments

During the six months ended September 30, 2017, Global Value Fund and Value Fund had derivative exposure to forward foreign currency exchange contracts. Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund had no exposure to derivatives. For open contracts at September 30, 2017, see the Portfolio of Investments.

The following summarizes the volume of the Global Value and Value Funds’ forward foreign currency exchange contract activity during the six months ended September 30, 2017:

	Global Value Fund	Value Fund
Average Notional Amount	$(5,197,676,097)	$(175,086,936)
Notional Amount at March 31, 2017	$(5,133,356,984)	$(182,189,966)

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

The following table presents the value of derivatives held as of September 30, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

Statement of Assets and Liabilities

Derivative	Assets Location	Global Value Fund	Value Fund
Forward exchange contracts	Unrealized appreciation of forward exchange contracts	$8,908,388	$322,758

Derivative	Liabilities Location	Global Value Fund	Value Fund
Forward exchange contracts	Unrealized depreciation of forward exchange contracts	$270,166,826	$10,278,436

The following table presents the effect of derivatives on the Statements of Operations for the six months ended September 30, 2017, by primary risk exposure:

Statement of Operations

Derivative		Global Value Fund	Value Fund
Forward exchange contracts	Net realized gain (loss) on forward exchange contracts	$55,674,285	$2,298,280

Derivative		Global Value Fund	Value Fund
Forward exchange contracts	Net change in unrealized appreciation (depreciation) of forward exchange contracts	$(356,139,968)	$(11,709,639)

For financial reporting purposes, the Funds do not offset assets and liabilities across derivative types that are subject to master netting arrangements on the Statement of Assets and Liabilities.

The following table presents derivative assets net of amounts available for offset under a master netting agreement for forward currency contracts as of September 30, 2017:

Counterparty	Derivative Assets – Gross(a)	Derivatives Available for Offset	Derivative Assets – Net(b)
Global Value Fund
BNY	$2,287,380	$2,287,380	$—
JPM	4,026,557	4,026,557	—
NTC	937,496	937,496	—
SSB	1,656,955	1,656,955	—
Total	$8,908,388	$8,908,388	$—

Value Fund
BNY	$92,469	$92,469	$—
JPM	107,772	107,772	—
NTC	121,954	121,954	—
SSB	563	563	—
Total	$322,758	$322,758	$—

The following table presents derivative liabilities net of amounts available for offset under a master netting agreement for forward currency contracts as of September 30, 2017:

Counterparty	Derivative Liabilities – Gross(a)	Derivatives Available for Offset	Derivative Liabilities – Net(c)
Global Value Fund
BNY	$52,287,526	$2,287,380	$50,000,146
JPM	58,166,149	4,026,557	54,139,592
NTC	99,914,817	937,496	98,977,321
SSB	59,798,334	1,656,955	58,141,379
Total	$270,166,826	$8,908,388	$261,258,438

Value Fund
BNY	$3,478,624	$92,469	$3,386,155
JPM	1,600,237	107,772	1,492,465
NTC	4,056,546	121,954	3,934,592
SSB	1,143,029	563	1,142,466
Total	$10,278,436	$322,758	$9,955,678

(a)	As presented in the Statement of Assets and Liabilities.
(b)	Net amount represents the net receivable due from counterparty in the event of default
(c)	Net amount represents the net payable due to counterparty in the event of default

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

9. Indemnifications

Under the Company’s organizational documents, its directors and officers are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the course of business, the Company enters into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Investment Adviser believes the risk of loss under these arrangements to be remote.

10. Litigation

Certain holders of notes issued by Tribune Company initiated litigation against Value Fund and thousands of other public shareholders, seeking to recover payments made to Tribune Company shareholders in connection with the 2007 leveraged buyout of Tribune Company. A litigation trust arising out of the Tribune Company bankruptcy proceeding also initiated claims against a substantially similar group of public shareholders, including Value Fund. The claims were pursued in a consolidated multidistrict litigation format. On September 23, 2013, the claims asserted by the noteholders were dismissed by the U.S. District Court. The District Court’s decision was appealed by both plaintiffs and defendants to the U.S. Court of Appeals for the Second Circuit. On November 5, 2014, after briefing was completed, the Second Circuit Court of Appeals

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

heard oral arguments. On March 29, 2016 the Second Circuit issued its revised opinion affirming the District Court’s dismissal of the noteholder actions. On April 12, 2016, the plaintiff noteholders filed a petition for rehearing with the Second Circuit and on July 22, 2016, the Second Circuit issued an order denying plaintiffs’ petition for rehearing. On September 9, 2016, the noteholders filed a petition for writ of certiorari in the United States Supreme Court, which is currently pending. However, on July 18, 2017, the litigation trust sought approval from the District Court to file a motion to amend its complaint to add a new Count 1-B, which would assert a constructive fraudulent transfer claim against the vast majority of shareholder defendants, the effect of which would be stayed pending the U.S. Supreme Court’s ruling in Merit Mgmt. In Merit Mgmt., the Seventh Circuit Court of Appeals joined one other circuit in declining to interpret the securities safe harbor embodied in 11 U.S.C. § 546(e) to include fraudulent transfers that passed through a financial institution as a mere conduit. On August 24, 2017, the District Court issued an order denying without prejudice the Litigation Trustee’s request to amend his operative complaint to include a constructive fraudulent conveyance claim. In its order denying the request to amend, the District Court stated that “[i]f, and when, the Supreme Court affirms the Seventh Circuit in [Merit Mgmt,] the [Litigation Trustee] would have a strong argument in support of amending his complaint to include a constructive fraudulent conveyance claim.”

As things currently stand, the claims before the District Court have been dismissed, subject to the Supreme Court’s upcoming ruling in Merit Mgmt., and the litigation trust’s potential to appeal the District Court’s January 6, 2017 decision dismissing the litigation trust’s intentional fraudulent transfer claims. Value Fund tendered its shares in a tender offer from Tribune Company and received proceeds of approximately $3.4 million. The plaintiffs’ claims allege that the shareholder payments were made in violation of various laws prohibiting constructive and/or actual fraudulent transfers. The complaints allege no misconduct by Value Fund or any member of the putative defendant class. No contingency has been recorded on the books of Value Fund.

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

1. Investment in the Fund by Managing Directors and Employees of the Investment Adviser

As of September 30, 2017, the current and retired managing directors and their families, as well as employees of the Investment Adviser, have approximately $133.9 million, $6.1 million, $77.7 million and $7.8 million of their own money invested in Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively.

2. Portfolio Information

The Company files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Form N-Q is available (1) on the SEC’s website at www.sec.gov; (2) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC; or (3) by calling the Fund at 800-432-4789. Information regarding the operation of the PRR may be obtained by calling 202-551-8090.

3. Proxy Voting Information

The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Funds are included in the Company’s Statement of Additional Information, which is available without charge and upon request by calling the Funds at 800-432-4789 or by visiting the Funds’ website at www.tweedy.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, at www.sec.gov.

4. Advisory Agreement

Approval of the Renewal of the Investment Advisory Agreement for Each Fund

On May 16, 2017, the Board of Directors (the “Board”) of Tweedy, Browne Fund Inc. (the “Company”), including a majority of the Independent Directors, approved the renewal of the Investment Advisory Agreements (the “Advisory Agreements”) between Tweedy, Browne Company LLC (“Tweedy, Browne” or the “Adviser”) and the Company on behalf of the Tweedy, Browne Global Value Fund (the “Global Value Fund”), the Tweedy, Browne Value Fund (the “Value Fund”), the Tweedy, Browne Worldwide High Dividend Yield Value Fund (the “Worldwide High Dividend Yield Value Fund”) and the Tweedy, Browne Global Value Fund II – Currency Unhedged (the “Global Value Fund II”) (each a “Fund” and collectively, the “Funds”) for an additional one-year term. In considering whether to approve the continuation of the Advisory Agreements, the Board reviewed materials provided for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

A.	Information Received

In considering whether to approve the renewal of the Advisory Agreements, the Board took into account the written materials, oral presentations, and other information received throughout the year and carefully reviewed the specific materials provided in advance of the meeting, which included a Memorandum from independent legal counsel regarding duties and standards of review in connection with the consideration of continuation of the Advisory Agreements; a narrative discussion prepared by Tweedy, Browne describing factors relevant to the 2017 contract renewal process; comparative information regarding the performance, fees and expense ratios of the Funds; information for several of Tweedy, Browne’s managed account performance composites; sample reports demonstrating Tweedy, Browne’s extensive research process; fact sheets and performance histories for each of the Funds since inception; fee schedules; a report on fees paid to intermediaries; memoranda and related information from Tweedy, Browne concerning Tweedy, Browne’s brokerage practices and best execution policy; a description of key personnel of Tweedy, Browne; a profitability analysis of Tweedy, Browne; a Statement of Financial Condition for Tweedy, Browne; the Form ADV of Tweedy, Browne; and copies of the Advisory Agreements. The Board examined the detailed materials provided by Tweedy, Browne for its evaluation, and the Independent Directors were advised by Dechert LLP, their independent legal counsel, at the meeting and during periodic executive sessions throughout the year at which no representatives of management were present with respect to these and other relevant matters.

B.	Nature, Extent and Quality of the Services Provided Under the Advisory Agreements

Among the factors considered by the Board as part of its review, the Board considered the nature, extent and quality of the services provided by Tweedy, Browne to the Funds. In examining Tweedy, Browne’s management of the Funds’ portfolios, the Board reviewed the narrative discussion provided by Tweedy, Browne that includes a description of Tweedy, Browne’s fees, performance, research process, and investment approach.

The Board assessed the variety of services provided by Tweedy, Browne to the Funds, including: the experience, reputation and skills of Tweedy, Browne management and staff; the extensive shareholder communications provided by Tweedy, Browne, which effectively explain the rationale for Tweedy, Browne’s investment decisions and value-oriented philosophy and lead to better-informed decisions by Fund investors; “behind the scenes” services, such as those provided by Tweedy, Browne’s order desk, which seeks best execution for transactions effected on behalf of the Funds; monitoring of the Funds’ service providers and the performance in certain instances of shadowing functions; implementing and monitoring, as appropriate, business continuity planning

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

matters related to the Funds and their service providers; monitoring of information with respect to corporate reorganizations involving portfolio companies; preparing the Funds’ semi-annual and annual reports to shareholders and the accompanying Adviser’s letters; monitoring of aspects of transfer agency services on a daily basis; assisting brokers, consultants, financial advisors, intermediaries and third party administrators with questions or problems of an operational nature; developing and enforcing procedures to monitor trading activity in the Funds; monitoring the collection of redemption fees for the Global Value Fund, Global Value Fund II and High Dividend Yield Value Fund; monitoring 13D-like filing requirements in 22 foreign jurisdictions; arranging for proxy voting of portfolio securities; qualifying the Funds as approved purchasers in certain foreign jurisdictions; where necessary, consulting with an outside accounting firm with respect to the proper treatment of corporate actions and accounting requirements; and actively monitoring and assessing valuation issues for the Funds. The Board noted the substantial personal investment of the members of the Investment Committee in the Funds, which may encourage an alignment of management’s interests with the interests of shareholders. The Board also noted actions that have been or will be taken in the future by Tweedy, Browne to comply with various regulatory requirements, including the hiring of law firms in response to changes in SEC rules and regulations.

In addition, the Board noted that Tweedy, Browne provides a variety of administrative services not otherwise provided by the Funds’ third party service providers, including: preparing Board reports; overseeing the preparation and submission of regulatory filings; overseeing and assisting in the annual audit of the Funds’ financial statements; maintaining the Funds’ website; assisting with the preparation and filing of the Funds’ tax returns; monitoring the registration of shares of the Funds under applicable federal and state securities laws; assisting in the resolution of accounting and legal issues; establishing and monitoring the Funds’ operating budgets; approving, auditing and processing the payment of the Funds’ bills; assisting the Funds in, and otherwise arranging for, the payment of distributions and dividends; communicating with the Funds’ shareholders with market commentary; participating in ongoing training and monitoring of BNY Mellon’s shareholder services representatives; and generally assisting each Fund in the conduct of its business.

The Board discussed with management various issues relating to Tweedy, Browne’s ability to continue to provide high quality advisory and administrative services to the Funds, including staffing, long-term planning and contingency planning at Tweedy, Browne. In particular, the Board noted that the senior members of Tweedy, Browne’s investment team (Will Browne, Tom Shrager, Bob Wyckoff and John Spears) have worked together at Tweedy, Browne for between 26 and 43 years, and that Tweedy, Browne generally maintained a consistent management approach that was facilitated by the very low personnel turnover at the firm. The Board acknowledged that the Funds’ management team was nominated and considered for the Morningstar “International Manager of the Year” award in 2008 and was named Morningstar’s “International Manager of the Year” in 2011 and The Street’s “Best Funds 2012” award winner in the category of International Core Stock for its management of the Global Value Fund. The Board discussed with management the hiring and professional development of junior staff in all areas of Tweedy, Browne’s advisory business, including investment analysis and advice, trading, client relations, accounting and administrative support and operations.

In considering Tweedy, Browne’s services in managing the Funds’ portfolios and overseeing all aspects of the Funds’ business, the Board concluded that Tweedy, Browne was providing essential services to the Funds and that Tweedy, Browne was likely to be in a position to continue doing so in the long term.

C.	Investment Performance

The Board carefully scrutinized each Fund’s performance, both in absolute terms and in terms relative to the various benchmarks against which the Funds were compared. The Board weighed the performance each Fund achieved in light of each Fund’s investment objective, strategies and risks as disclosed to investors in the Company’s registration statement. Beginning with the Global Value Fund, the Board considered the Adviser’s analysis that indicated the Fund had exhibited excellent absolute and relative performance since its inception, and that the Fund’s annualized rate of return was 9.44% (net of all fees and expenses) from inception through March 31, 2017 and had exceeded the returns of relevant indices in U.S. dollars (both hedged and unhedged). The Board took into account that the Global Value Fund’s policy was to hedge its perceived non-U.S. currency exposure, to the extent practicable, back to the U.S. dollar, and thus considered the Fund’s total returns against the returns of the MSCI EAFE Index (Hedged to U.S. $), observing that the Fund outperformed that Index as of March 31, 2017 for the 10-year, 15-year, 20-year and since inception periods. The Board also noted that the Global Value Fund had outperformed its benchmark index in 12 out of the last 17 calendar years.

The Board considered Tweedy, Browne’s analysis that, over the long term, the Global Value Fund had enjoyed favorable performance when compared to other funds in its peer group. The Board reviewed the Global Value Fund’s rankings versus all Morningstar Foreign Large Value Funds, noting that the Fund has outperformed the Morningstar Foreign Large Value Funds average over the past 1-year, 3-year, 5-year, 10-year and 15-year periods. In addition, the Board noted that for the past 3-year, 5-year and 10-year periods, the Global Value Fund has been categorized as “low

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Other Information (Unaudited)

risk” by Morningstar’s Risk Ratings, which means it is in the top 10% of funds within its category with respect to lowest measured risk and that the Fund has consistently maintained these low risk ratings.

The Board also observed that the Fund had maintained a 5 star Morningstar ranking since 2014, up from a 2 star ranking nine years ago. The Board took into account the fact that the Global Value Fund closed to new investors in May 2005 and reopened in January 2008, when Tweedy, Browne believed that the economic landscape produced new investment opportunities and would offer attractive discounts from intrinsic value estimates.

The Board reviewed the Value Fund’s performance, observing that the Fund had exhibited good relative performance in many measurement periods in comparison to its relevant benchmark indices. In particular, the Board considered that as of March 31, 2017, the Value Fund’s total returns outperformed a combined index of the S&P 500 Index and MSCI World Index (Hedged to U.S. $) over the past 10-year, 20-year and since inception periods, although the Board took notice of the Fund’s underperformance over the 1-year, 3-year, 5-year, and 15-year periods.

The Board took into consideration the Adviser’s analysis that the Value Fund has exhibited good relative long-term performance and has held up well in down market environments. It was noted that the Value Fund is categorized as a World Stock Fund within the Morningstar universe, and it outperformed the Morningstar average of all World Stock Funds by 17.54% in calendar year 2008. The Board acknowledged that in 2009, the Value Fund returned 27.6%, while the World Stock Fund average category return was 35.27%, for a net outperformance of the Value Fund over the two-year period of 9.87%. The Board noted that from February 28, 2009 through March 31, 2017, the Fund returned 161.33% versus the 199.61% return of the MSCI World Index (Hedged to US $).

The Board also noted that the Value Fund has been characterized as “low risk” for the last 3-year, 5-year and 10-year periods by Morningstar’s Risk Ratings, which means it is in the top 10% of funds within Morningstar’s World Stock category in terms of low risk. The Board observed that the Fund has received a 4 star rating from Morningstar and took note that the Fund has performed well in down markets. The Board further noted that the Fund had closed to new investors in May 2005 and reopened to new investors in May 2007 following a change in the Fund’s investment strategy to permit holding more non-U.S. stocks, which afforded Tweedy, Browne greater flexibility in managing the Value Fund.

It was noted that the Value Fund was a finalist in the Global Equity category for Standard & Poor’s (“S&P”) Mutual Fund Excellence Awards in 2010, which recognizes funds that have achieved the highest overall ranking on the most consistent basis during the previous year. Among the factors considered by S&P were: consistently strong performance; high quality holdings as measured by S&P STARS (Stock Appreciation Ranking System); S&P Credit Ratings; S&P Quality Ranks; and favorable cost factors. Lastly, the Board noted that the Fund’s ability to hold up so well on a relative basis in 2008 qualified Tweedy, Browne for the “Manager of the Year” nomination by Morningstar.

The Board reviewed the performance of the High Dividend Yield Value Fund, taking into account that the Fund commenced operations on September 5, 2007. The Board observed that since the High Dividend Yield Value Fund’s inception date, the Fund has gained 38.66% versus a gain of 45.66% for the Fund’s Index, the MSCI World Index (in U.S. $). The Board then considered the long term performance history of Tweedy, Browne’s Global High Dividend Strategy, which has been implemented by Tweedy, Browne since 1979 and on which the High Dividend Yield Value Fund’s investment strategy is based. Since its inception in 1979 through March 31, 2017, the Global High Dividend Strategy has compounded at an annualized rate of return of 11.94% (net of actual and hypothetical fees), which has outpaced the S&P 500 Index and the MSCI World Index (in U.S. $) on an annualized basis by 0.25% and 2.41%, respectively. The Board observed that Tweedy, Browne’s Global High Dividend Strategy has performed well in down market years, noting that in 2008 the Fund was ranked in the top 12% of all World Stock Funds in the Morningstar universe, and in 2009 the Fund was up 28.18% compared to 29.99% for the Fund’s Index. The Board noted that the Fund has a Morningstar risk score of “below average” for the past 3 and 5 year periods and acknowledged the Adviser’s analysis of the Fund’s defensive characteristics.

The Board examined the performance of the Global Value Fund II, noting that the Fund commenced operations on October 26, 2009. The Board considered that the Global Value Fund II has performed well over the long term on both an absolute and relative basis since its inception through March 31, 2017, gaining 54.38% compared to 40.13% for the MSCI EAFE Index (in U.S. $) for the period. The Board then reviewed the Fund’s performance and compared it with the performance of the Global Value Fund, which is managed using the same philosophy and approach as the Global Value Fund II, and Tweedy, Browne’s unhedged international separate accounts, which provide substantive information about the ability and quality of Tweedy, Browne’s management team and justification for the management of another international fund without a currency hedge. It was noted that while short term performance of the Global Value Fund II may vary considerably from that of the Global Value Fund due to currency fluctuations, the long term performance of the Funds is expected to be similar. The Board considered that Tweedy, Browne’s International Equity Composite (in U.S. $), which has returns that are similar to those of the Global Value Fund, has outperformed the MSCI EAFE Index

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Other Information (Unaudited)

(in U.S. $) for the last 1-year, 10-year, 15-year, 20-year and since inception periods ended March 31, 2017.

In addition, it was noted that the long term performance of the Global Value Fund II should correlate to the performance of Tweedy, Browne’s unhedged international separate accounts. The Board considered that a composite of Tweedy, Browne’s unhedged international separate accounts has exhibited both good absolute and relative performance since inception in July 1995. The composite’s annualized rate of return of 8.80% (after assumed fees and expenses) through March 31, 2017 significantly exceeded relevant indices in U.S. dollars. In contrast, the MSCI EAFE Index (in U.S. $) returned 4.80% (before any allowance for fees and expenses). It was noted that the unhedged international separate accounts participated strongly during positive market periods and that the composite’s relative results are significantly better for the down markets that occurred in 2000, 2001, 2002, 2008 and 2011. The Board acknowledged that 2014 was the first year that the unhedged composite underperformed during a down market, and 2015 was the first year that the Global Value Fund II underperformed during a down market. Finally, the Board acknowledged that Morningstar has given the Fund a 4-star rating.

D.	Advisory Fees and Total Expenses

The Board reviewed the advisory fees and total expenses of the Funds. In so doing, the Board reviewed several sets of information, including comparative fee and expense data for comparable funds and the costs associated with Tweedy, Browne’s management of non-fund accounts. It was noted that the Adviser has approximately 382 separate client relationships, including partnerships and offshore funds. The Board considered that the Adviser generally charges a standard fee rate of 1.50% annually based on the market value of equity assets for most domestic, international and global separate account portfolios and 1.25% for separate accounts in the global high dividend strategy subject to (i) breakpoints in each of the domestic and global high dividend strategies and (ii) a 10% discount for eleemosynary accounts invested in any strategy. The Board noted in this regard that there is no charge on cash reserves. The Board further noted that there is a standard fee rate of 1.25% for offshore funds, including cash reserves. With respect to four notable account exceptions to the standard fee rates for which the Adviser charges a lower fee, the Board noted that the four accounts are distinguishable from the Funds by the difference in the level of services required to manage and administer the accounts, and that these efficiencies are not available in the management of the Funds. In addition to these efficiencies, the Board further noted that the fourth account employs an investment strategy that is distinguishable and significantly less demanding than that employed in the management of other separately managed accounts and the Funds.

The Board reviewed the narrative discussion provided by Tweedy, Browne that examined the Funds’ portfolio turnover rates and brokerage commission data. The Board considered that the average World Stock Fund in the Morningstar database had a 56% annual portfolio turnover rate and the average Foreign Stock Fund had a 60% portfolio turnover rate. The Board noted that the Global Value Fund’s portfolio turnover rate was 3% and the Value Fund’s portfolio turnover rate was 8% for the fiscal year ended March 31, 2017. The Board also noted that the High Dividend Yield Value Fund’s average annual portfolio turnover rate was 5% and the Global Value Fund II’s average annual portfolio turnover rate was 4% for the fiscal year ended March 31, 2017.

Turning its attention to comparative fund fee information, the Board noted at the outset that although the Funds pay higher investment advisory fees than certain other peer funds, the Funds’ overall expense ratios were competitive with peer funds and represented a good deal for investors in light of the Funds’ performance and investor services. In particular, the Board also noted that the Global Value Fund’s total expense ratio of 1.38%, as of March 31, 2017, was 18 basis points higher than the average net expense ratio of the Morningstar Foreign Stock Funds category average and 1 basis point higher than last year.

The Board considered the comparative fee data regarding the Global Value Fund II and noted that the Fund’s gross expense ratio of 1.40% is 20 basis points higher than the average net expense ratio of the Morningstar Foreign Stock Funds category and 9 basis points higher than the average net expense ratio of a sampling of the Fund’s direct competitors based on data from Morningstar.

The Board examined the comparative fee data regarding the Value Fund and noted that the Value Fund’s expense ratio of 1.38% as of March 31, 2017 was 12 basis points higher than the average expense ratio of the Morningstar World Stock Fund category average and 8 basis points higher than the average net expense ratio for a sampling of its perceived direct competitors based on data from Morningstar. The Board further noted that the total expense ratio for the Value Fund is now 21% lower than its inception expense ratio of 1.75%.

The Board considered comparative fee data regarding the High Dividend Yield Value Fund and noted that the net total expense ratio of the Fund as of March 31, 2017 was 1.38%. The Board then noted that the 1.38% expense ratio for the High Dividend Yield Value Fund was 12 basis points higher than the average expense ratio of the Morningstar World Stock Funds category and 20 basis points higher than the average net expense ratio of a sampling of the Fund’s perceived direct competitors based on data from Morningstar.

E.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding Tweedy, Browne’s costs of providing services to the Funds, as well as

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Other Information (Unaudited)

the resulting level of profits to Tweedy, Browne. In so doing, the Board reviewed materials relating to Tweedy, Browne’s financial condition and reviewed the wide variety of services and intensive research performed for the Funds. The Board further noted that most of the Adviser’s employees work on Fund-related issues or projects on a regular basis. Pursuant to a Service Agreement approved annually by the Board, the Funds reimburse the Adviser for certain compliance, shareholder servicing and fund accounting services performed by three of these full time employees who are not officers or directors of the Company. The Board noted that the amount to be reimbursed, approximately $475,000 in 2017, is approved annually by the Board.

The Board considered materials regarding the profitability of Tweedy, Browne’s relationship with the Funds as a whole, and with each of the Funds separately. The Board examined the net profitability of Tweedy, Browne and its profit margins for each Fund for the fiscal year ended March 31, 2017. The Board noted that as of March 31, 2017, the total assets under management of Tweedy, Browne was approximately $17.5 billion, of which approximately $10.8 billion represented the assets of the Funds.

The Board took into account Tweedy, Browne’s research process and, in particular, Tweedy, Browne’s research with regard to non-U.S. securities. The Board considered Tweedy, Browne’s investment discipline for the Global Value Fund, Value Fund and Global Value Fund II with respect to smaller and medium market capitalization issues and noted that the cost of research per dollar of assets under management for those Funds is likely higher than it would be for an investment adviser that invests in concentrated positions and/or only in larger market capitalization companies.

The Board considered whether economies of scale exist that may be shared with the Funds’ investors, given the Funds’ asset levels and expense structures. The Board recognized that economies of scale may be shared with the Funds in a number of ways, including, for example, through lower initial advisory fees, the imposition of advisory fee breakpoints, and the continued enhancement of advisory and administrative services provided to the Funds. While the Board acknowledged that no fee breakpoints currently exist for the Funds, the Board considered Tweedy, Browne’s view that its investment discipline and extensive research process for broadly diversified groups of companies in approximately 22 different countries is likely not conducive to economies of scale that would be potentially realizable in the management of other large pools of capital invested exclusively in large market capitalization stocks. With respect to the High Dividend Yield Value Fund, which generally has a higher proportion of large market capitalization holdings in its portfolio (because smaller capitalization companies usually do not pay above average dividends), the Board noted that Tweedy, Browne must still perform extensive research regarding companies that pay above-average dividends and that satisfy a different level of undervaluation than Tweedy, Browne requires for the other Funds. The Board considered that such research would therefore not be less intensive or less expensive than the research performed for the other three Funds. The Board also noted the continued enhancements to the services provided to the Funds. While the Board recognized that no changes to advisory fees or breakpoints were being proposed at this time, the Board noted that it would continue to evaluate whether the Funds’ asset levels and expense structures appropriately reflected economies of scale that could be shared with Fund investors.

After discussion, the Independent Directors concluded that Tweedy, Browne’s profitability from its relationship with the Funds is reasonable, fair and consistent with the anticipated results of an arm’s-length negotiation.

F.	Ancillary Benefits

Finally, the Board considered a variety of other benefits received by Tweedy, Browne as a result of its relationship with the Funds, including any benefits derived by Tweedy, Browne from soft dollar arrangements with broker-dealers. In particular, the Board considered materials concerning Tweedy, Browne’s brokerage allocation policies. The Board also reviewed Tweedy, Browne’s policies and procedures prohibiting the use of brokerage commissions to finance the distribution of fund shares.

G.	Conclusion

After taking into consideration a number of matters relating to Tweedy, Browne’s relationship with the Funds, the Independent Directors concluded that Tweedy, Browne was providing essential services and high quality personnel to the Funds and that Tweedy, Browne likely will continue to be in a position to do so for the long-term; the nature, extent and quality of the services provided by Tweedy, Browne have benefited and likely will continue to benefit the Funds and their shareholders; they were satisfied with each Fund’s performance and Tweedy, Browne’s performance record in managing the Funds warranted the continuation of the Advisory Agreements; and the advisory fee for each Fund and Tweedy, Browne’s profitability from its relationship with each Fund, is reasonable. Accordingly, the Independent Directors unanimously recommended that the Board approve the continuation of the Advisory Agreements at the present contractual rates.

TWEEDY, BROWNE FUND INC.

One Station Place, Stamford, CT 06902

800-432-4789

www.tweedy.com

TB-SA-0917

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President (principal executive officer)

Date	November 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President (principal executive officer)

Date	November 13, 2017

By (Signature and Title)*	/s/ Roger R. de Bree
Roger R. de Bree, Treasurer (principal financial officer)

Date	November 13, 2017

* Print the name and title of each signing officer under his or her signature.